Cash Equivalents and Marketable Securities - Summary of Cash Equivalents and Marketable Securities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST BASIS	$ 8,988	$ 26,617	$ 46,372
UNREALIZED GAINS	1	7	12
UNREALIZED LOSSES			(2)
ESTIMATED FAIR VALUE	8,989	26,624	46,382
Money market funds [Member]
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST BASIS	75,463	6,910	1,358
UNREALIZED GAINS
UNREALIZED LOSSES
ESTIMATED FAIR VALUE	75,463	6,910	1,358
U.S. Treasury securities [Member]
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST BASIS		3,576	18,301
UNREALIZED GAINS		1	4
UNREALIZED LOSSES
ESTIMATED FAIR VALUE		3,577	18,305
U.S. government agency securities [Member]
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST BASIS	9,739	23,041	12,509
UNREALIZED GAINS	1	6	2
UNREALIZED LOSSES			(1)
ESTIMATED FAIR VALUE	9,740	23,047	12,510
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST BASIS			15,562
UNREALIZED GAINS			6
UNREALIZED LOSSES			(1)
ESTIMATED FAIR VALUE			15,567
Marketable securities including cash equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST BASIS	85,202	33,527	47,730
UNREALIZED GAINS	1	7	12
UNREALIZED LOSSES			(2)
ESTIMATED FAIR VALUE	85,203	33,534	47,740
Cash equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST BASIS	(76,214)	(6,910)	(1,358)
UNREALIZED GAINS
UNREALIZED LOSSES
ESTIMATED FAIR VALUE	$ (76,214)	$ (6,910)	$ (1,358)